Debt - Summary of long-term debt instruments (Detail) - 12 months ended Dec. 31, 2020 $ in Thousands	USD ($)	MXN ($)	CLP ($)
HSBC Mexico, S.A [Member]
Debt Instrument [Line Items]
Issuance date	February 2020
Maturity date	March 2023
Currency	Mexican Pesos
Principal amount in original currency	$ 5,100	$ 100,000,000
Debt instrument description	TIIE(1)+3.25%
Debt Instrument, variable Interest Rate	3.25%
Interest payment	Monthly
Bank Sabadell I [Member]
Debt Instrument [Line Items]
Issuance date	January 2020
Maturity date	March 2023
Currency	Mexican Pesos
Principal amount in original currency	$ 4,433	83,831,941
Debt instrument description	TIIE(1)+2.5%
Debt Instrument, variable Interest Rate	2.50%
Interest payment	Monthly
Bank Sabadell II [Member]
Debt Instrument [Line Items]
Issuance date	January 2020
Maturity date	January 2022
Currency	Mexican Pesos
Principal amount in original currency	$ 1,058	$ 20,000,000
Debt instrument description	TIIE(1)+3.2%
Debt Instrument, variable Interest Rate	3.20%
Interest payment	Monthly
Banco de Crédito e Inversiones [Member]
Debt Instrument [Line Items]
Issuance date	June 2020
Maturity date	May 2024
Currency	Chilean Pesos
Principal amount in original currency	$ 640		$ 500,000,000
Debt Instrument, variable Interest Rate	3.50%
Interest payment	Monthly